Share-based compensation - Schedule of Share Options and Other Equity Instruments (Details)	12 Months Ended
	Dec. 31, 2022 share shares yr $ / shares	Dec. 31, 2022 share shares yr $ / shares SFr / shares	Dec. 31, 2021 share shares yr $ / shares	Dec. 31, 2021 share shares yr $ / shares SFr / shares	Dec. 31, 2020 $ / shares
LTPP 2018
Share Options [Abstract]
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.10
Weighted average exercise price of share options forfeited in share-based payment arrangement (USD per share) | SFr / shares		$ 0.11
Weighted average exercise price of share options exercised in share-based payment arrangement (USD per share) | $ / shares	0.03		0.09
Weighted average exercise price of share options exercisable in share-based payment arrangement (USD per share) | $ / shares	$ 0.03	$ 0.03	$ 0.01	$ 0.01
LTIP 2018
Share Options [Abstract]
Share options outstanding at beginning of period (in shares)	865,000	865,000	5,571,250	5,571,250
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 4.59	$ 4.59	$ 3.26	$ 3.26	$ 0.60
Share options granted (in shares)	0	0	2,373,750	2,373,750
Weighted average exercise price of share options granted in share-based payment arrangement (USD per share) | $ / shares			$ 0.86
Share options forfeited (in shares)	0	0	0	0
Share options exercised (in shares)	(505,000)	(505,000)	(7,080,000)	(7,080,000)
Weighted average exercise price of share options exercised in share-based payment arrangement (USD per share) | $ / shares	$ 2.32		$ 0.11
Share options outstanding at end of period (in shares)	360,000	360,000	865,000	865,000
Share options exercisable (in shares)	360,000	360,000	865,000	865,000
Weighted average exercise price of share options exercisable in share-based payment arrangement (USD per share) | $ / shares	$ 4.59	$ 4.59	$ 3.26	$ 3.26
LTIP 2020 | Class A shares
Share Options [Abstract]
Share options outstanding at beginning of period (in shares)	5,687,811	5,687,811	0	0
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 8.28	$ 8.28	$ 8.04	$ 8.04
Share options granted (in shares)	2,694,843	2,694,843	5,757,296	5,757,296
Weighted average exercise price of share options granted in share-based payment arrangement (USD per share) | $ / shares	$ 8.28		$ 8.05
Share options forfeited (in shares)	(2,500)	(2,500)	(10,000)	(10,000)
Weighted average exercise price of share options forfeited in share-based payment arrangement (USD per share) | SFr / shares		$ 7.73		$ 7.78
Share options exercised (in shares)	(3,440,590)	(3,440,590)	(59,485)	(59,485)
Weighted average exercise price of share options exercised in share-based payment arrangement (USD per share) | $ / shares	$ 7.87		$ 9.14
Share options outstanding at end of period (in shares)	4,939,564	4,939,564	5,687,811	5,687,811
Share options exercisable (in shares)	4,939,564	4,939,564	5,687,811	5,687,811
Weighted average exercise price of share options exercisable in share-based payment arrangement (USD per share) | $ / shares	$ 8.28	$ 8.28	$ 8.04	$ 8.04
LTIP 2020 | Class B Shares
Share Options [Abstract]
Share options outstanding at beginning of period (in shares)	10,552,670	10,552,670	0	0
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 0.77	$ 0.77	$ 0.77	$ 0.77
Share options granted (in shares)	5,259,830	5,259,830	10,552,670	10,552,670
Weighted average exercise price of share options granted in share-based payment arrangement (USD per share) | $ / shares	$ 0.77		$ 0.77
Share options forfeited (in shares)	0	0	0	0
Share options exercised (in shares)	0	0	0	0
Share options outstanding at end of period (in shares)	15,812,500	15,812,500	10,552,670	10,552,670
Share options exercisable (in shares)	15,812,500	15,812,500	10,552,670	10,552,670
Weighted average exercise price of share options exercisable in share-based payment arrangement (USD per share) | $ / shares	$ 0.77	$ 0.77	$ 0.77	$ 0.77
BoD 2019
Other Equity Instruments [Abstract]
Other equity instruments outstanding at beginning of period (in shares)	16,833	16,833	25,326	25,326
Instruments granted (in shares)	31,612	31,612	16,833	16,833
Other equity instruments forfeited (in shares)	0	0	0	0
Other equity instruments exercised (in shares)	(48,445)	(48,445)	(25,326)	(25,326)
Other equity instruments outstanding at end of period (in shares)	0	0	16,833	16,833
Other equity instruments exercisable (in shares)			0	0
SLIA 2019
Other Equity Instruments [Abstract]
Other equity instruments outstanding at beginning of period (in shares)	4,700,000	4,700,000	4,700,000	4,700,000
Instruments granted (in shares)	0	0	0	0
Other equity instruments forfeited (in shares)	0	0	0	0
Other equity instruments exercised (in shares)	0	0	0	0
Other equity instruments outstanding at end of period (in shares)	4,700,000	4,700,000	4,700,000	4,700,000
Maximum term of awards granted | yr	4	4	5	5
Other equity instruments exercisable (in shares)	0	0	0	0
Founders' Plan 2021
Other Equity Instruments [Abstract]
Other equity instruments outstanding at beginning of period (in shares) | shares	123,328	123,328	0	0
Instruments granted (in shares) | shares	0	0	699,648	699,648
Other equity instruments forfeited (in shares) | shares	0	0	0	0
Other equity instruments exercised (in shares) | shares	(69,997)	(69,997)	(576,320)	(576,320)
Other equity instruments outstanding at end of period (in shares) | shares	53,331	53,331	123,328	123,328
Other equity instruments exercisable (in shares) | shares	53,331	53,331	123,328	123,328
Tax Recognition 2022
Other Equity Instruments [Abstract]
Other equity instruments outstanding at beginning of period (in shares) | shares	0	0	0	0
Instruments granted (in shares) | shares	127,297	127,297	0	0
Other equity instruments forfeited (in shares) | shares	0	0	0	0
Other equity instruments exercised (in shares) | shares	(127,297)	(127,297)	0	0
Other equity instruments outstanding at end of period (in shares) | shares	0	0	0	0
Other equity instruments exercisable (in shares) | shares			0	0
Phantom options | LTPP 2018
Share Options [Abstract]
Share options outstanding at beginning of period (in shares) | shares	2,026,250	2,026,250	4,026,250	4,026,250
Share options granted (in shares)	0	0	0	0
Share options forfeited (in shares) | shares	(31,250)	(31,250)	0	0
Share options exercised (in shares) | shares	(746,250)	(746,250)	(2,000,000)	(2,000,000)
Share options outstanding at end of period (in shares) | shares	1,248,750	1,248,750	2,026,250	2,026,250
Share options exercisable (in shares) | shares	1,038,750	1,038,750	1,483,750	1,483,750
Phantom shares | OEPP 2018
Other Equity Instruments [Abstract]
Other equity instruments outstanding at beginning of period (in shares)	130,000	130,000	1,225,000	1,225,000
Instruments granted (in shares)	0	0	0	0
Other equity instruments forfeited (in shares)	0	0	(22,500)	(22,500)
Other equity instruments exercised (in shares)	(115,000)	(115,000)	(1,072,500)	(1,072,500)
Other equity instruments outstanding at end of period (in shares)	15,000	15,000	130,000	130,000
Maximum term of awards granted | yr			0	0
Other equity instruments exercisable (in shares)	15,000	15,000	130,000	130,000
Restricted share units (RSU) | LTIP 2021
Other Equity Instruments [Abstract]
Other equity instruments outstanding at beginning of period (in shares) | shares	1,588	1,588	0	0
Instruments granted (in shares) | shares	116,551	116,551	285,818	285,818
Other equity instruments forfeited (in shares) | shares	(507)	(507)	0	0
Other equity instruments exercised (in shares) | shares	(110,467)	(110,467)	(284,230)	(284,230)
Other equity instruments outstanding at end of period (in shares) | shares	7,165	7,165	1,588	1,588
Other equity instruments exercisable (in shares) | shares	0	0	712	712
Performance share units (PSU) | LTIP 2021
Other Equity Instruments [Abstract]
Other equity instruments outstanding at beginning of period (in shares) | shares	0	0	0	0
Instruments granted (in shares) | shares	37,808	37,808	0	0
Other equity instruments forfeited (in shares) | shares	0	0	0	0
Other equity instruments exercised (in shares) | shares	0	0	0	0
Other equity instruments outstanding at end of period (in shares) | shares	37,808	37,808	0	0
Other equity instruments exercisable (in shares) | shares	0	0	0	0